Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

February 28, 2018

Dates Covered
Collections Period	12/20/17 - 02/28/18
Interest Accrual Period	02/07/18 - 03/14/18
30/360 Days	38
Actual/360 Days	36
Distribution Date	03/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,019,526,640.84	46,720
Original Yield Supplement Overcollateralization Amount	60,114,882.51	0
Aggregate Starting Principal Balance	1,079,641,523.35	46,720
Principal Payments	63,592,162.86	1,212
Defaulted Receivables	209,125.68	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/18	55,222,555.69	0
Pool Balance at 02/28/18	960,617,679.12	45,501

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.09%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	3,725,598.10	161
Past Due 61-90 days	857,951.11	38
Past Due 91-120 days	9,379.61	2
Past Due 121+ days	0.00	0
Total	4,592,928.82	201

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.09%
Delinquency Trigger Occurred	NO

Recoveries	108,501.46
Aggregate Net Losses/(Gains) - February 2018	100,624.22
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.11%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	25,456,368.50
Actual Overcollateralization	24,885,864.98
Weighted Average APR	3.25%
Weighted Average APR, Yield Adjusted	5.53%
Weighted Average Remaining Term	62.46

Flow of Funds	$ Amount

Collections	70,411,011.59
Investment Earnings on Cash Accounts	46,408.65
Servicing Fee	(2,129,293.00)
Transfer to Collection Account	0.00
Available Funds	68,328,127.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	2,286,655.39
(3) Noteholders' First Priority Principal Distributable Amount	10,482,320.88
(4) Class B Interest	93,285.99
(5) Noteholders' Second Priority Principal Distributable Amount	30,580,000.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	24,885,864.98
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	68,328,127.24

Servicing Fee	2,129,293.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Original Note Balance	1,001,680,000.00
Principal Paid	65,948,185.86
Note Balance @ 03/15/18	935,731,814.14

Class A-1
Original Note Balance	208,000,000.00
Principal Paid	65,948,185.86
Note Balance @ 03/15/18	142,051,814.14
Note Factor @ 03/15/18	68.2941414%

Class A-2
Original Note Balance	340,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	340,000,000.00
Note Factor @ 03/15/18	100.0000000%

Class A-3
Original Note Balance	340,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	340,000,000.00
Note Factor @ 03/15/18	100.0000000%

Class A-4
Original Note Balance	83,100,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	83,100,000.00
Note Factor @ 03/15/18	100.0000000%

Class B
Original Note Balance	30,580,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	30,580,000.00
Note Factor @ 03/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,379,941.38
Total Principal Paid	65,948,185.86
Total Paid	68,328,127.24

Class A-1
Coupon	1.75000%
Interest Paid	364,000.00
Principal Paid	65,948,185.86
Total Paid to A-1 Holders	66,312,185.86

Class A-2
Coupon	2.19000%
Interest Paid	785,966.67
Principal Paid	0.00
Total Paid to A-2 Holders	785,966.67

Class A-3
Coupon	2.50000%
Interest Paid	897,222.22
Principal Paid	0.00
Total Paid to A-3 Holders	897,222.22

Class A-4
Coupon	2.73000%
Interest Paid	239,466.50
Principal Paid	0.00
Total Paid to A-4 Holders	239,466.50

Class B
Coupon	2.89000%
Interest Paid	93,285.99
Principal Paid	0.00
Total Paid to B Holders	93,285.99

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.3759498
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	65.8375787
Total Distribution Amount	68.2135285

A-1 Interest Distribution Amount	1.7500000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	317.0585859
Total A-1 Distribution Amount	318.8085859

A-2 Interest Distribution Amount	2.3116667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.3116667

A-3 Interest Distribution Amount	2.6388889
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6388889

A-4 Interest Distribution Amount	2.8816667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8816667

B Interest Distribution Amount	3.0505556
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0505556

Noteholders' First Priority Principal Distributable Amount	158.95
Noteholders' Second Priority Principal Distributable Amount	463.70
Noteholders' Principal Distributable Amount	377.35

Account Balances	$ Amount

Reserve Account
Balance as of 02/07/18	2,548,816.60
Investment Earnings	1,952.46
Investment Earnings Paid	(1,952.46)
Deposit/(Withdrawal)	-
Balance as of 03/15/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$970.97	91.8%
Class B Notes	$30.57	2.9%
Certificates	$55.69	5.3%
Total	$1,057.24	100.0%

The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.